Vessels, Port Terminals and Other Fixed Assets - Impairment Loss/ Loss on Sale of Vessels, Net 2018 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2018	Jul. 31, 2018	Mar. 31, 2018
Property Plant And Equipment [Line Items]
Impairment loss and gain/(loss) on sale of vessels	$ (88,367)	$ (156,106)	$ (200,657)
Four dry bulk vessels held and used
Property Plant And Equipment [Line Items]
Impairment loss			$ 179,186
Navios Magellan
Property Plant And Equipment [Line Items]
Disposal date			Dec. 31, 2018
Year Built			2000
Vessel capacity in DWT			74,333 dwt
Vessel sale price			$ 6,950
Impairment loss and gain/(loss) on sale of vessels			(5,402)
Capitalized Cost, Impairment Loss			$ 726
Navios Mars
Property Plant And Equipment [Line Items]
Year Built			2016
Vessel capacity in DWT			181,259 dwt
Navios Sphera
Property Plant And Equipment [Line Items]
Year Built			2016
Vessel capacity in DWT			84,872 dwt
Navios Mars and Navios Sphera
Property Plant And Equipment [Line Items]
Disposal date			Aug. 31, 2018
Vessel sale price				$ 79,000
Impairment loss and gain/(loss) on sale of vessels			$ (2,759)
Navios Achilles
Property Plant And Equipment [Line Items]
Disposal date			Jul. 31, 2018
Year Built			2001
Vessel capacity in DWT			52,063 dwt
Vessel sale price					$ 8,085
Impairment loss and gain/(loss) on sale of vessels			$ (6,595)
Capitalized Cost, Impairment Loss			$ 584
Navios Herakles
Property Plant And Equipment [Line Items]
Disposal date			Mar. 31, 2018
Year Built			2001
Vessel capacity in DWT			52,061 dwt
Vessel sale price						$ 7,682
Impairment loss and gain/(loss) on sale of vessels			$ (6,715)
Capitalized Cost, Impairment Loss			$ 481